ACQUISITIONS (Tables)	9 Months Ended
Sep. 30, 2023
IfrsStatementLineItems [Line Items]
SCHEDULE OF CONTINGENT CONSIDERATION
Consideration transferred:	$
Fair value of shares retained by former BYND Cannasoft shareholders (6,269,117 shares at $0.82 per share)	5,140,676
Forgiveness of BYND debt	(276,210)
Total consideration transferred	4,864,466
Fair value of identifiable assets and liabilities acquired:
Cash	494,144
Amount receivable	1
Trade payable and other liabilities	(24,069)
Total net assets acquired	470,076
Listing expense	4,394,390

Zigi Carmel Initiatives and Investments Ltd. [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF CONTINGENT CONSIDERATION
Consideration transferred:	$
Value allocated to shares issued (7,920,000 shares at $5.40 per share)	42,768,000

Fair value of assets and liabilities acquired:
Investments	137,811
Intangible asset – patents pending	42,768,000
Shareholder loan	(137,811)
42,768,000

B.Y.B.Y. Investments and Promotions Ltd. [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF CONTINGENT CONSIDERATION
Consideration transferred:	$
Value allocated to 9,832,495 shares issued	840,941

Fair value of assets and liabilities acquired:
Amount receivable	3,759
Intangible asset	850,000
Trade payable and other liabilities	(12,818)
840,941